Change in Fiscal Year end (Tables)	8 Months Ended
Dec. 31, 2012
Fiscal Period End [Abstract]
Schedule Of Change In Fiscal Period End [Table Text Block]

The figures below for the 8-month period ended December 31, 2011 have not been audited and are presented for comparative purposes only.

	8-month Period ended December 31,
	2011		2012
	HK$		HK$
	(Unaudited)		(Audited)

Revenues		911,294		933,888
Cost of revenues		(801,413)		(807,104)
Gross profit		109,881		126,784

Operating expenses, net
Selling, general and administrative expenses		(56,498)		(66,330)
Other income		1,600		6,266
Write-off of property, plant and equipment		(690)		(4,058)
Gain on disposal of property, plant and equipment		829		1,898
Total operating expenses, net		(54,759)		(62,224)

Income from operations		55,122		64,560

Interest income		172		166
Interest expense		(1,880)		(1,559)
Income before income tax expense		53,414		63,167

Income tax expense		(13,379)		(3,344)
Net income		40,035		59,823

Other comprehensive income
Foreign currency translation adjustment		7,157		(990)
Comprehensive income attributable to Plastec Technologies, Ltd.		47,192		58,833

Net income per share

Weighted average number of ordinary shares		16,540,951		14,303,544

Weighted average number of diluted ordinary shares		16,540,951		14,303,544

Basic income per share attributable to Plastec Technologies, Ltd.	HK$	2.4	HK$	4.2

Diluted income per share attributable to Plastec Technologies, Ltd.	HK$	2.4	HK$	4.2